Related Party Transactions	12 Months Ended
Mar. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 12 – RELATED PARTY TRANSACATIONS

On December 16, 2016, we purchased a promissory note in the amount of $1,035,000 from Mansfield L.L.C. (“Mansfield”), a company owned by our CEO, Fred Wagenhals. We paid $75,000 on the note in the year ended December 31, 2016 and $960,000 in the year ended December 31, 2017 and recorded imputed interest of $46,340.

From October 2016 through December 2018, our executive offices were located in Scottsdale, Arizona where we lease approximately 5,000 square feet under a month-to-month triple net lease for $3,800 per month. This space housed our principal executive, administration, and marketing functions. Our Chairman, President, and Chief Executive Officer owns the building in which these offices are currently leased.

During the year ended March 31, 2019, we paid approximately $168,000 in consulting fees, and $53,013 of rent to related parties. During the period ended March 31, 2018, we paid approximately $69,800 in consulting fees, and $12,434 of rent to related parties. During the year ended December 31, 2017, we paid approximately $212,700 in consulting fees, $143,000 in rents and corporate overhead and reimbursed general corporate expenses of $121,500 to related parties.

In connection with the acquisition of the casing division of Jagemann Stamping Company, a promissory note was executed. The promissory note, under which $500,000 was paid on March 25, 2019 using funds raised for the acquisition, had a remaining balance at March 31, 2019 of $9,900,000. On April 30, 2019, the original due date of the note was subsequently extended to April 1, 2020. The note bears interest per annum at approximately 4.6% payable in arrears monthly until October 1, 2019 when the interest rate increases to 9% per annum payable monthly until principal and accrued interest are paid in full. In May of 2019, the Company paid $1,500,000 on the balance of the Note. As of March 31, 2019, we accrued interest of $22,196 related to the note.